UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4401

NORTH TRACK FUNDS, INC.
(Exact name of registrant as specified in charter)

250 East Wisconsin Avenue
Suite 2000
Milwaukee, WI 53202
(Address of principal executive offices)--(Zip code)

David G. Stoeffel, President
North Track Funds, Inc.
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

With a copy to:

Vinita Paul
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (414) 978-6400

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NORTH TRACK FUNDS, INC.
S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS
July 31, 2005

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.4%
CONSUMER DISCRETIONARY		9.1%
	Black & Decker Corporation		2,383	$215,209
#	Clear Channel Communications, Inc.		15,097	492,766
* #	Comcast Corporation - Class A		65,400	2,009,742
	Walt Disney Company		60,590	1,553,528
	Eastman Kodak Company		8,485	226,889
#	Ford Motor Company		54,530	585,652
#	General Motors Corporation		16,819	619,275
	Harrah's Entertainment, Inc.		5,336	420,157
	The Home Depot, Inc.		63,624	2,768,280
#	Limited Brands		11,282	275,055
	May Department Stores Company		8,875	364,319
	McDonald's Corporation		37,530	1,169,810
	OfficeMax, Inc.		2,079	61,746
	Radioshack Corporation		4,599	107,939
	Target Corporation		26,130	1,535,137
	Time Warner, Inc.		138,942	2,364,793
	Viacom, Inc.- Class B		47,765	1,599,650
				16,369,947
CONSUMER STAPLES		13.3%
	Altria Group, Inc.		61,434	$4,113,621
	Anheuser-Busch Companies, Inc.		23,015	1,020,715
	Avon Products, Inc.		13,960	456,632
	Campbell Soup Company		9,578	295,481
	Coca-Cola Company		67,086	2,935,683
	Colgate-Palmolive Company		15,453	818,082
	Gillette Company		29,532	1,584,982
	Heinz (H.J.) Company		10,368	381,335
	PepsiCo, Inc.		49,575	2,703,325
	Procter & Gamble Company		73,354	4,080,683
	Sara Lee Corporation		23,394	466,242
	Wal-Mart Stores, Inc.		99,148	4,892,954
				23,749,735
ENERGY		8.1%
	Baker Hughes, Inc.		10,056	$568,566
#	El Paso Energy Corporation		19,141	229,692
	Exxon Mobil Corporation		188,704	11,086,360
	Halliburton Company		14,982	839,741
	Schlumberger Limited		17,489	1,464,529
	Williams Companies, Inc.		16,872	358,361
				14,547,249
FINANCIALS		19.2%
	The Allstate Corporation		19,853	$1,216,195
	American Express Company		34,696	1,908,280
	American International Group, Inc.		76,895	4,629,079
	Bank of America Corporation		119,274	5,200,346
	Citigroup, Inc.		154,238	6,709,353
#	The Goldman Sachs Group, Inc.		13,074	1,405,193
	The Hartford Financial Services Group, Inc.		8,746	704,665
	JPMorgan Chase & Company		104,363	3,667,316
#	Lehman Brothers Holdings, Inc.		8,147	856,494
	Merrill Lynch & Company, Inc.		27,991	1,645,311
	Morgan Stanley		32,472	1,722,640
	U.S. Bancorp		54,363	1,634,152
	Wells Fargo & Company		49,979	3,065,712
				34,364,736
HEALTH CARE		12.2%
*	Amgen, Inc.		36,725	2,928,819
	Baxter International,Inc.		18,354	720,762
	Bristol-Myers Squibb Company		57,956	1,447,741
	CIGNA Corporation		3,880	414,190
	HCA, Inc.		12,424	611,882
	Johnson & Johnson		88,156	5,638,458
*	MedImmune, Inc.		7,367	209,296
	Medtronic, Inc.		35,832	1,932,778
	Merck & Company Inc.		65,325	2,028,995
	Pfizer, Inc.		220,511	5,843,541
				21,776,462
INDUSTRIALS		12.2%
	3M Company		22,850	$1,713,750
	The Boeing Company		24,482	1,616,057
	Burlington Northern Santa Fe Corporation		11,143	604,508
#	Delta Air Lines, Inc.		4,104	12,148
#	FedEx Corporation		8,980	755,128
	General Dynamics Corporation		5,974	688,145
+	General Electric Company		314,454	10,848,663
	Honeywell International,Inc.		25,340	995,355
#	Norfolk Southern Corporation		11,987	446,036
	Raytheon Company		13,448	528,910
	Rockwell Automation, Inc.		5,138	264,659
	Tyco International Ltd.		59,924	1,825,884
	United Technologies Corporation		30,386	1,540,570
				21,839,813
INFORMATION TECHNOLOGY		17.3%
*	Cisco Systems, Inc.		189,405	$3,627,106
*	Computer Sciences Corporation		5,443	249,180
*	Dell, Inc.		71,770	2,904,532
*	EMC Corporation		71,289	975,946
	Hewlett-Packard Company		85,535	2,105,872
	Intel Corporation		183,042	4,967,760
	International Business Machines Corporation		47,828	3,991,725
	Lucent Technologies, Inc.		131,337	384,817
	Microsoft Corporation		297,888	7,628,912
#	National Semiconductor Corporation		10,356	255,897
*	Oracle Corporation		131,127	1,780,705
	Texas Instruments, Inc.		49,303	1,565,863
*	Unisys Corporation		9,907	64,098
	Xerox Corporation		28,422	375,455
				30,877,868
MATERIALS		2.5%
	Alcoa,Inc.		25,930	$727,337
	Allegheny Technologies, Inc.		2,693	78,286
	Dow Chemical Company		28,515	1,367,294
	DuPont (E.I.) de Nemours and Company		29,528	1,260,255
	International Paper Company		14,562	460,159
	Weyerhaeuser Company		7,292	503,002
				4,396,333
TELECOMMUNICATION		3.8%
#	AT&T Corp.		23,789	$471,022
*	Nextel Communications, Inc.		33,413	1,162,772
#	SBC Communications, Inc.		97,879	2,393,142
	Verizon Communications		82,050	2,808,572
				6,835,508
UTILITIES		1.7%
*	The AES Corporation		19,330	$310,246
	American Electric Power Company, Inc.		11,421	441,993
	Entergy Corporation		6,323	492,815
#	Exelon Corporation		19,806	1,060,017
	Southern Company		22,039	771,144
				3,076,215
Total Common Stocks
	(Cost $140,491,177)			$177,833,866

SHORT-TERM INVESTMENTS		4.9%

COMMERCIAL PAPER		2.6%
\	Alcoa, Inc.
	3.321%, due 08-01-2005		771,871	$771,657
\	Autobahn Funding Corp 4(2)144A
	3.341%, due 08-01-2005		771,871	771,656
\	Countrywide Financial
	3.351%, due 08-01-2005		771,871	771,655
\	Four Winds Funding
	3.381%, due 08-01-2005		771,871	771,653
\	Jacksonville Electric Authority
	3.350%, due 08-04-2005		148,437	148,437
\	Kaiser Foundation Hospital
	3.331%, due 08-01-2005		771,871	771,657
\	Morgan Stanley Dean Witter
	3.383%, due 08-19-2005		593,747	593,747
				4,600,462

MASTER NOTE		0.3%
\	Bank of America Sec.
	3.393%, due 08-01-2005		593,747	593,747

MEDIUM TERM NOTES		1.3%
\	Bear Stearns & Company MTN
	3.411%, due 01-12-2006		593,747	594,318
\	First Tennessee Bank MTN
	3.330%, due 03-21-2006		593,747	593,747
\	General Electric Cap Crp Fd MTN
	3.364%, due ###-##-####		593,747	594,126
\	Sigma Finance, Inc.
	3.330%, due 07-07-2006		593,747	593,687
				2,375,878

REPURCHASE AGREEMENTS		0.5%
\	Bank of America Sec LLC
	Triparty Repurchase Agreement
	3.280%, due 08-01-2005
	collateralized by FNMA
	due 02-15-2008		865,253	865,253

MONEY MARKET		0.2%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		360,816	360,816

Total Short-Term Investments				$8,796,156
	(Cost $8,796,156)

TOTAL INVESTMENTS		104.3%		186,630,022
	(Cost $149,287,333)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(4.7)%		(8,435,340)
OTHER ASSETS, LESS OTHER LIABILITIES
		0.4%		696,087
NET ASSETS		100.0%		$178,890,769

*	Non-income producing
+	Designated as collateral against futures
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
PSE TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS
July 31, 2005

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.6%
AEROSPACE & DEFENSE		5.3%
	Goodrich Corporation		162,435	$7,186,124
#	Lockheed Martin Corporation		162,435	10,135,944
	Raytheon Company		162,435	6,388,569
				23,710,637
BIOTECHNOLOGY		13.3%
*	Amgen, Inc.		162,435	$12,954,191
	Applera Corporation -
	Applied Biosystems Group		162,435	3,381,897
*	Biogen Idec, Inc.		162,435	6,382,071
*	Chiron Corporation		162,435	5,885,020
*	Genentech, Inc.		162,434	14,510,229
*	Genzyme Corporation		162,435	12,086,789
* #	MedImmune, Inc.		162,435	4,614,778
				59,814,975
COMMUNICATIONS EQUIPMENT		9.8%
* #	3Com Corporation		162,435	$591,263
* #	ADC Telecommunications, Inc.		162,434	4,246,025
#	Alcatel ADR		162,435	1,981,707
*	CIENA Corporation		162,435	363,854
*	Cisco Systems, Inc.		162,435	3,110,630
	Corning, Inc.		162,435	3,094,387
	Harris Corporation		162,436	6,021,503
* #	JDS Uniphase Corporation		162,435	245,277
*	Juniper Networks, Inc.		162,435	3,896,816
	Motorola, Inc.		162,435	3,440,373
	Nokia Corp - ADR		162,435	2,590,838
#	Nortel Networks Corporation		162,435	427,204
	QUALCOMM, Inc.		162,435	6,414,558
#	Scientific-Atlanta, Inc.		162,435	6,253,748
*	Tellabs, Inc.		162,435	1,578,868
				44,257,051
COMPUTERS & PERIPHERALS		11.4%
*	Adaptec, Inc.		162,435	$625,375
*	Apple Computer, Inc.		162,436	6,927,895
*	Dell, Inc.		162,435	6,573,745
*	EMC Corporation		162,435	2,223,735
*	Gateway, Inc.		162,435	646,491
	Hewlett-Packard Company		162,435	3,999,150
+	International Business Machines Corporation		162,435	13,556,825
*	NCR Corporation		162,436	5,638,154
* #	Network Appliance, Inc.		162,435	4,143,717
*	Quantum Corporation - DLT & Storage Systems		162,435	451,569
*	Storage Technology Corporation		162,435	5,966,238
* #	Sun Microsystems, Inc.		162,435	623,750
				51,376,644
ELECTRICAL EQUIPMENT		1.0%
#	American Power Conversion Corporation		162,435	$4,566,048

ELECTRONIC EQUIPMENT
& INSTRUMENTS		3.6%
*	Agilent Technologies, Inc.		162,435	$4,262,295
*	Coherent, Inc.		162,435	5,529,288
*	Solectron Corporation		162,435	623,750
#	Symbol Technologies, Inc.		162,435	1,890,743
#	Tektronix, Inc.		162,435	4,070,621
				16,376,697
HEALTH CARE EQUIPMENT &		9.4%
SUPPLIES
	Biomet, Inc.		162,435	$6,193,647
*	Boston Scientific Corporation		162,435	4,702,493
	Medtronic, Inc.		162,435	8,761,744
	Millipore Corporation		162,435	9,952,393
*	St. Jude Medical, Inc.		162,435	7,701,043
*	Thermo Electron Corporation		162,435	4,850,309
				42,161,629
INTERNET SOFTWARE		1.2%
& SERVICES
*	Yahoo!, Inc.		162,436	$5,415,616

IT SERVICES		8.8%
	Automatic Data Processing, Inc.		162,435	$7,213,738
*	Computer Sciences Corporation		162,435	7,436,274
*	DST System, Inc.		162,435	8,245,201
	Electronic Data Systems		162,435	3,341,288
	First Data Corporation		162,435	6,682,576
*	SunGard Data Systems, Inc.		162,435	5,829,792
*	Unisys Corporation		162,435	1,050,955
				39,799,824
MEDIA		0.9%
* #	Sirius Satellite Radio, Inc.		162,435	$1,107,807
	Time Warner, Inc.		162,435	2,764,644
				3,872,451
OFFICE ELECTRONICS		0.5%
	Xerox Corporation		162,435	$2,145,766

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		19.2%
* #	Advanced Micro Devices, Inc.		162,435	$3,261,695
*	Altera Corporation		162,435	3,552,453
	Analog Devices, Inc.		162,435	6,367,452
#	Applied Materials, Inc.		162,435	2,998,550
* #	Broadcom Corporation - Class A		162,435	6,947,345
* #	Cypress Semiconductor Corporation		162,435	2,332,567
	Intel Corporation		162,435	4,408,486
	KLA-Tencor Corporation		162,435	8,397,889
* #	Kulicke & Soffa Industries, Inc.		162,435	1,572,371
*	Lam Research Corporation		162,435	4,621,276
	Linear Technology Corporation		162,435	6,312,224
*	LSI Logic Corporation		162,435	1,585,366
#	Maxim Integrated Products, Inc.		162,435	6,801,153
* #	Micron Technology, Inc.		162,435	1,929,728
#	National Semiconductor Corporation		162,436	4,013,793
*	Novellus Systems, Inc.		162,435	4,686,250
*	Standard Microsystems Corporation		162,435	4,135,595
* #	Teradyne, Inc.		162,435	2,522,615
#	Texas Instruments, Inc.		162,435	5,158,936
* #	Vitesse Semiconductors		162,435	360,606
	Xilinx, Inc.		162,435	4,605,032
				86,571,382
SOFTWARE		15.2%
	Adobe Systems, Inc.		162,434	$4,814,544
#	Autodesk, Inc.		162,436	5,553,687
*	BEA Systems, Inc.		162,435	1,471,661
*	BMC Software, Inc.		162,435	3,100,884
* #	Cadence Design Systems, Inc.		162,435	2,613,579
*	Check Point Software Technologies Ltd.		162,435	3,659,660
	Computer Associates International, Inc.		162,435	4,458,841
*	Compuware Corporation		162,435	1,369,327
*	Electronic Arts, Inc.		162,435	9,356,256
* #	McAfee, Inc.		162,435	5,100,459
* #	Mentor Graphics Corporation		162,435	1,512,270
	Microsoft Corporation		162,435	4,159,960
* #	Novell, Inc.		162,435	987,605
*	Oracle Corporation		162,435	2,205,867
	SAP AG - ADR		162,435	6,955,467
	Siebel Systems, Inc.		162,435	1,364,454
* #	Sybase, Inc.		162,435	3,456,617
*	Symantec Corporation		162,436	3,568,719
*	Synopsys, Inc.		162,435	3,006,672
				68,716,529

Total Common Stocks
	(Cost $557,870,067)			$448,785,249

SHORT-TERM INVESTMENTS		18.0%

COMMERCIAL PAPER		9.6%
\	Alcoa, Inc.
	3.321%, due 08-01-2005		7,278,012	$7,275,998
\	Autobahn Funding Corp 4(2)144A
	3.341%, due 08-01-2005		7,278,012	7,275,986
\	Countrywide Financial
	3.351%, due 08-01-2005		7,278,012	7,275,981
\	Four Winds Funding
	3.381%, due 08-01-2005		7,278,012	7,275,962
\	Jacksonville Electric Authority
	3.350%, due 08-04-2005		1,399,618	1,399,618
\	Kaiser Foundation Hospital
	3.331%, due 08-01-2005		7,278,012	7,275,992
\	Morgan Stanley Dean Witter
	3.383%, due 08-19-2005		5,598,471	5,598,471
				43,378,008

MASTER NOTE		1.3%
\	Bank of America Sec.
	3.393%, due 08-01-2005		5,598,471	5,598,471

MEDIUM TERM NOTES		5.0%
\	Bear Stearns & Company MTN
	3.411%, due 01-12-2006		5,598,471	5,603,862
\	First Tennessee Bank MTN
	3.330%, due 03-21-2006		5,598,471	5,598,471
\	General Electric Cap Crp Fd MTN
	3.364%, due ###-##-####		5,598,471	5,602,043
\	Sigma Finance, Inc.
	3.330%, due 07-07-2006		5,598,471	5,597,911
				22,402,287

REPURCHASE AGREEMENTS		1.8%
\	Bank of America Sec LLC
	Triparty Repurchase Agreement
	3.280%, due 08-01-2005
	collateralized by FNMA
	due 02-15-2008		8,158,521	8,158,521

MONEY MARKET		0.3%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		1,342,799	1,342,799

	Total Short-Term Investments			$80,880,086
	(Cost $80,880,086)

TOTAL INVESTMENTS		117.6%		529,665,335
	(Cost $ 638,750,153)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(17.7)%		(79,537,287)
OTHER ASSETS
	LESS OTHER LIABILITIES	0.1%		466,051
NET ASSETS		100.0%		$450,594,099

*	Non-income producing
+	Designated as collateral against futures
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES EQUITY INCOME 100 PLUS FUND
SCHEDULE OF INVESTMENTS
July 31, 2005

		Number
		of Shares	Market
		or Par Value	Value

COMMON STOCKS	100.0%
CONSUMER DISCRETIONARY	15.3%
Delphi Corporation		16,670	$88,351
Dow Jones and Company, Inc.		2,200	82,566
Ford Motor Company		7,540	80,980
General Motors Corporation		2,320	85,422
Harrah's Entertainment, Inc.		1,100	86,614
Knight-Ridder, Inc.		1,300	81,328
Limited Brands		3,600	87,768
May Department Stores Company		1,990	81,689
Maytag Corporation		4,940	83,338
OfficeMax, Inc.		2,600	77,220
Pier 1 Imports, Inc.		5,500	78,210
The New York Times Company		2,500	78,800
The ServiceMaster Company		5,800	79,692
Tupperware Corporation		6,300	134,379
Whirlpool Corporation		810	64,784
			1,271,141
CONSUMER STAPLES	8.8%
Albertson's, Inc.		3,800	$80,978
Altria Group, Inc.		1,190	79,682
ConAgra Foods, Inc.		3,310	75,170
Delta and Pine Land Company		3,100	82,925
Loews Corporation-Carolina Group		2,360	91,875
Reynolds American, Inc.		1,000	83,310
Sara Lee Corporation		3,910	77,926
SUPERVALUE, Inc.		2,400	84,960
UST, Inc.		1,680	77,314
			734,140
ENERGY	8.8%
ChevronTexaco Corporation		1,350	$78,313
ConocoPhillips		1,380	86,374
El Paso Energy Corporation		6,700	80,400
Exxon Mobil Corporation		1,320	77,550
General Maritime Corporation		1,800	70,182
Kerr-McGee Corporation		1,080	86,627
Kinder Morgan, Inc.		940	83,528
Marathon Oil Corporation		1,460	85,206
Occidental Petroleum Corporation		1,070	88,040
			736,220
FINANCIAL SERVICES	22.8%
American Financial Realty Trust		5,000	$72,000
Annaly Mortgage Management, Inc.		4,410	70,340
Apartment Investment & Management Company		1,940	85,360
Brandywine Realty Trust		2,500	81,000
Colonial Properties Trust		1,800	85,356
Comerica, Inc.		1,320	80,652
Crescent Real Estate Equities Company		4,250	82,960
Equity Office Properties Trust		2,430	86,144
First Horizon National Corporation		1,500	61,185
First Industrial Realty Trust, Inc.		2,000	82,560
Friedman, Billings, Ramsey Group, Inc.		5,400	75,924
Health Care Property Investors, Inc.		3,000	83,580
Healthcare Realty Trust, Inc.		2,090	85,397
Highwoods Properties, Inc.		2,600	82,290
Home Properties, Inc.		1,800	82,404
HRPT Properties Trust		6,360	81,980
Impac Mortgage Holdings, Inc.		4,200	73,920
iStar Financial, Inc.		1,900	81,301
Nationwide Health Properties, Inc.		3,300	82,764
New Century Financial Corporation		1,500	78,570
Novastar Financial, Inc.		2,000	81,060
The Student Loan Corporation		350	75,863
Thornburg Mortgage, Inc.		2,740	81,323
Washington Mutual, Inc.		1,450	61,596
			1,895,529
HEALTH CARE	9.6%
Abbott Laboratories		1,540	$71,810
Baxter International,Inc.		2,050	80,504
Bristol-Myers Squibb Company		3,150	78,687
Eli Lilly and Company		1,440	81,101
Hillenbrand Industries, Inc.		1,540	79,171
Johnson & Johnson		1,210	77,392
Mentor Corporation		1,900	94,525
Merck & Company, Inc.		2,490	77,339
Pfizer, Inc.		2,800	74,200
Wyeth		1,790	81,892
			796,621
INDUSTRIALS	11.5%
Acuity Brands, Inc.		3,000	$87,540
American Power Conversion Corporation		3,300	92,763
Deluxe Corporation		1,930	77,200
Emerson Electric Company		1,240	81,592
Hubbel, Inc.-Class B		1,820	82,628
IKON Office Solutions, Inc.		8,200	78,720
Pitney Bowes, Inc.		1,770	78,907
R. R. Donnelley & Sons Company		2,260	81,473
Snap-on, Inc.		1,700	62,356
Textron, Inc.		860	63,786
The Timkin Company		3,400	89,998
Waste Management, Inc.		2,800	78,736
			955,699
INFORMATION TECHNOLOGY	7.0%
ADTRAN, Inc.		3,100	$82,956
Diebold, Inc.		1,700	84,456
Electronic Data Systems Corporation		4,070	83,720
Hewlett-Packard Company		3,270	80,507
Imation Corporation		2,000	86,700
The Reynolds and Reynolds Company		2,920	81,702
Seagate Technology		4,400	85,228
			585,269
MATERIALS	6.8%
Bemis Company, Inc.		2,900	$78,300
Lyondell Chemical Company		2,960	82,702
Olin Corporation		4,300	78,905
Packaging Corporation of America		3,700	78,625
Sonoco Products Company		2,910	80,898
Temple-Inland, Inc.		2,100	83,559
Washington Industries, Inc.		4,900	86,632
			569,621
TELECOMMUNICATION	2.9%
AT&T Corp.		4,140	$81,972
Citizens Communications Company		5,800	76,212
SBC Communications, Inc.		3,300	80,685
			238,869
UTILITIES	6.5%
Duquesne Light Holdings, Inc.		4,100	$79,540
Great Plains Energy, Inc.		2,400	77,904
MDU Resources Group, Inc.		2,800	85,960
OGE Energy Corporation		2,700	82,026
Peoples Energy Corporation		1,800	77,670
Progress Enerty, Inc.		1,700	75,837
TECO Energy, Inc.		3,280	62,189
			541,126

Total Common Stocks
(Cost $8,018,432)			$8,324,235

SHORT-TERM INVESTMENTS	0.6%

MONEY MARKET
Highmark Diversified Money Market Fund,
Fiduciary Shares		49,200	49,200
Highmark 100% Treasury Money Market Fund
Fiduciary Shares		131	131

Total Short-Term Investments			$49,331
(Cost $49,331)

TOTAL INVESTMENTS	100.6%		8,373,566
(Cost $8,067,763)
OTHER LIABILITIES, LESS OTHER ASSETS
	(0.6)%		(45,941)
NET ASSETS	100.0%		$8,327,625

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS
July 31, 2005

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS -		99.8%
BIOTECHNOLOGY		15.5%
*	Affymetrix, Inc.		4,167	$194,557
*	Amgen, Inc.		56,940	4,540,965
* #	Amylin Pharmaceuticals, Inc.		7,015	130,900
	Applera Corporation -
	Applied Biosystems Group		26,152	544,485
*	Biogen Idec, Inc.		13,670	537,094
*	Celgene Corporation		10,490	501,946
* #	Cephalon, Inc.		4,113	172,335
*	Charles River Laboratories International, Inc.		4,257	207,316
*	Chiron Corporation		861	31,194
*	Genentech, Inc.		23,066	2,060,486
*	Genzyme Corporation		14,309	1,064,733
*	Gilead Sciences, Inc.		23,862	1,069,256
*	Human Genome Sciences, Inc.		9,698	142,076
*	ICOS Corporation		4,567	115,134
* #	Invitrogen Corporation		3,529	302,682
*	MedImmune, Inc.		6,986	198,472
* #	Millennium Pharmaceuticals, Inc.		21,699	224,151
* #	NPS Pharmaceuticals, Inc.		3,470	37,719
*	Neurocrine Biosciences, Inc.		2,817	139,667
*	OSI Pharmaceuticals, Inc.		3,400	140,420
*	Protein Design Labs, Inc.		7,733	176,235
*	Techne Corporation		2,765	135,678
				12,667,501
HEALTH CARE EQUIPMENT		20.6%
AND SUPPLIES
	Alcon, Inc.		4,865	$557,286
	Bausch & Lomb, Inc.		3,629	307,195
	Baxter International, Inc.		39,837	1,564,399
	Beckman Coulter, Inc.		4,210	228,771
	Becton Dickinson and Company		18,522	1,025,563
	Biomet, Inc.		14,503	552,999
*	Boston Scientific Corporation		33,984	983,837
	C. R. Bard, Inc.		6,672	445,623
	Cooper Companies. Inc.		3,100	212,970
* #	Cytyc Corporation		8,246	205,820
	Dade Behring Holdings, Inc.		6,200	469,960
	DENTSPLY International, Inc.		4,981	277,691
*	Edwards Lifesciences Corporation		4,318	198,067
	Fisher Scientific International, Inc.		7,309	490,068
*	Gen-Probe, Inc.		3,690	162,692
#	Guidant Corporation		17,610	1,211,568
	Hillenbrand Industries, Inc.		4,055	208,468
*	Hospira, Inc.		10,100	386,325
*	IDEXX Laboratories, Inc.		2,505	158,967
*	INAMED Corporation		2,600	188,292
	Medtronic, Inc.		56,930	3,070,804
	Millipore Corporation		3,500	214,445
*	Respironics, Inc.		5,520	209,208
	STERIS Corporation		5,209	141,529
*	St. Jude Medical, Inc.		20,524	973,043
	Stryker Corporation		16,198	876,150
	Varian Medical Systems, Inc.		9,044	355,067
* #	Zimmer Holdings, Inc.		13,642	1,123,555
				16,800,362
HEALTH CARE PROVIDERS		20.8%
AND SERVICES
	Aetna, Inc.		15,950	$1,234,530
*	Apria Healthcare Group, Inc.		3,794	127,972
*	Caremark Rx, Inc.		25,346	1,129,925
	CIGNA Corporation		7,678	819,626
*	Community Health Systems, Inc.		6,100	235,521
*	Covance, Inc.		4,372	216,633
*	Coventry Health Care, Inc.		6,698	473,750
*	DaVita, Inc.		6,724	317,642
* #	Express Scripts, Inc,-Class A		8,140	425,722
	HCA, Inc.		22,856	1,125,658
#	Health Management Associates, Inc.-Class A		15,019	357,452
*	Health Net, Inc.		1,340	51,992
* #	Henry Schein, Inc.		6,000	259,020
*	Humana, Inc.		10,282	409,738
*	Laboratory Corporation of America Holdings		8,630	437,282
*	Lincare Holdings, Inc.		6,777	273,384
	Manor Care, Inc.		6,188	234,896
* #	Medco Health Solutions, Inc.		16,120	780,853
*	PacifiCare Health Systems, Inc.		8,770	668,274
*	Patterson Companies, Inc.		7,756	345,918
*	Pharmaceutical Product Development, Inc.		3,618	207,058
	Quest Diagnostics, Inc.		9,792	502,721
*	Renal Care Group, Inc.		4,681	219,773
* #	Tenet Healthcare Corporation		30,600	371,484
*	Triad Hospitals, Inc.		5,570	276,662
	UnitedHealth Group, Inc.		59,502	3,111,954
	Universal Health Services, Inc. - Class B		3,899	202,904
*	Wellpoint Health Networks, Inc.		30,520	2,158,985
				16,977,329
PHARMACEUTICALS		42.9%
	Abbott Laboratories		71,875	$3,351,531
#	Allergan, Inc.		7,837	700,393
*	Barr Laboratories, Inc.		6,018	285,374
	Bristol-Myers Squibb Company		95,152	2,376,897
	Eli Lilly and Company		46,354	2,610,657
*	Forest Laboratories, Inc.		20,183	805,705
*	IVAX Corporation		14,757	376,008
	Johnson & Johnson		115,800	7,406,568
*	King Pharmaceuticals, Inc.		17,403	194,044
#	Medicis Pharmaceutical Corporation - Class A		4,212	142,871
	Merck & Company, Inc.		102,700	3,189,862
*	MGI Pharma, Inc.		5,300	144,690
#	Mylan Laboratories, Inc.		12,691	220,316
*	Par Pharmaceutical Companies, Inc.		2,720	63,702
	Pfizer, Inc.		290,716	7,703,974
	Schering-Plough Corporation		77,342	1,610,261
*	Sepracor, Inc.		6,789	355,404
	Valeant Pharmaceuticals International		6,936	136,847
*	Watson Pharmaceuticals, Inc.		7,659	255,811
	Wyeth		68,503	3,134,012
				35,064,927
Total Common Stocks
	(Cost $70,643,905)			$81,510,119

SHORT-TERM INVESTMENTS		7.8%

Commercial Paper		4.2%
\	Alcoa, Inc.
	3.321%, due 08-01-2005		569,016	$568,859
\	Autobahn Funding Corp 4(2)144A
	3.341%, due 08-01-2005		569,016	568,858
\	Countrywide Financial
	3.351%, due 08-01-2005		569,016	568,857
\	Four Winds Funding
	3.381%, due 08-01-2005		569,016	568,856
\	Jacksonville Electric Authority
	3.350%, due 08-04-2005		109,426	109,426
\	Kaiser Foundation Hospital
	3.331%, due 08-01-2005		569,016	568,858
\	Morgan Stanley Dean Witter
	3.383%, due 08-19-2005		437,705	437,705
				3,391,419
Master Note		0.5%
\	Bank of America Sec.
	3.393%, due 08-01-2005		437,705	437,705

Medium Term Notes		2.1%
\	Bear Stearns & Company MTN
	3.411%, due 01-12-2006		437,705	438,126
\	First Tennessee Bank MTN
	3.330%, due 03-21-2006		437,705	437,705
\	General Electric Cap Crp Fd MTN
	3.364%, due ###-##-####		437,705	437,983
\	Sigma Finance, Inc.
	3.330%, due 07-07-2006		437,705	437,660
				1,751,474

Repurchase Agreements		0.8%
\	Bank of America Sec LLC
	Triparty Repurchase Agreement
	3.280%, due 08-01-2005
	collateralized by FNMA
	due 02-15-2008		637,857	637,857
MONEY MARKET		0.2%
	Highmark Diversified Money
	Market Fund, Fiduciary Shares		165,265	165,265

Total Short-Term Investments				$6,383,720
	(Cost $6,383,720)

TOTAL INVESTMENTS		107.6%		87,893,839
	(Cost $77,027,625)
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN		(7.6)%		(6,218,455)
OTHER ASSETS
LESS OTHER LIABILITIES		0.0%		29,798

NET ASSETS		100.0%		$81,705,182

*	Non-income producing
#	Loaned security
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS
July 31, 2005

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS -		99.6%
CAPITAL MARKETS		14.0%
	Bank of New York Company, Inc.		21,649	$666,356
	Bear Stearns Companies, Inc.		6,367	650,134
	The Charles Schwab Corporporation		30,808	422,070
*	E*TRADE Financial Corporation		9,490	147,190
	Franklin Resources, Inc.		3,865	312,369
	The Goldman Sachs Group, Inc.		11,429	1,228,389
#	Janus Capital Group, Inc.		5,220	78,404
	Legg Mason, Inc.		2,854	291,536
	Lehman Brothers Holdings, Inc.		11,029	1,159,479
	Mellon Financial Corporation		11,566	352,300
	Merrill Lynch & Company, Inc.		23,754	1,396,260
	Morgan Stanley		27,492	1,458,451
#	Northern Trust Corporation		5,249	266,649
#	State Street Corporation		9,233	459,250
	T. Rowe Price Group, Inc.		3,451	228,974
				9,117,811
COMMERCIAL BANKS		27.9%
#	AmSouth Bancorporation		9,575	$267,238
	BB&T Corporation		15,222	636,584
	Bank of America Corporation		108,872	4,746,819
	Comerica, Inc.		4,611	281,732
#	Commerce Bancorp, Inc.		4,000	135,720
	Compass Bancshares, Inc.		3,152	151,958
#	Fifth Third Bancorp		13,100	564,610
	First Horizon National Corporation		3,096	126,286
	Huntington Bancshares, Inc.		5,557	138,592
	KeyCorp		11,217	384,070
	M&T Bank Corporation		2,178	236,335
#	Marshall & Ilsley Corporation		5,085	233,503
	Mercantile Bankshares Corporation		2,031	113,005
	National City Corporation		15,550	573,950
#	North Fork Bancorporation, Inc.		11,856	324,736
	PNC Financial Services Group		8,006	438,889
#	Popular, Inc.		6,336	163,469
#	Regions Financial Corporation		12,674	426,353
	SunTrust Banks, Inc.		10,053	731,054
#	Synovus Financial Corporation		6,828	201,904
	TCF Financial Corporation		2,914	80,048
	TD Banknorth, Inc.		1,755	52,264
	U.S. Bancorp		51,740	1,555,304
	Wachovia Corporation		43,697	2,201,455
	Wells Fargo & Company		46,288	2,839,306
	Zions Bancorporation		7,188	513,798
				18,118,982
CONSUMER FINANCE		6.4%
	American Express Company		30,674	$1,687,070
	Capital One Financial Corporation		6,858	565,785
	MBNA Corporation		31,442	791,081
#	Providian Financial Corporation		26,000	491,400
	SLM Corporation		11,681	601,454
				4,136,790
DIVERSIFIED FINANCIAL SERVICES		15.8%
	The Chicago Mercantile Exchange		750	$225,788
	The CIT Group, Inc.		5,659	249,788
	Citigroup, Inc.		138,815	6,038,452
	JPMorgan Chase & Company		96,978	3,407,807
	Principal Financial Group, Inc.		8,015	352,259
				10,274,094
INSURANCE		21.0%
	ACE Limited		7,761	$358,636
	AFLAC, Inc.		13,943	628,829
	The Allstate Corporation		18,774	1,150,095
	Ambac Financial Group, Inc.		2,859	205,391
	American Financial Group, Inc.		9,550	323,172
	American International Group, Inc.		62,174	3,742,875
	Aon Corporation		6,783	172,559
	The Chubb Corporation		5,265	467,637
	Cincinnati Financial Corporation		3,958	163,149
	Everest Re Group, Ltd.		1,442	140,451
	Fidelity National Financial, Inc.		3,930	154,842
	The Hartford Financial Services Group, Inc.		8,315	669,940
	Jefferson-Pilot Corporation		3,562	178,706
	Lincoln National Corporation		4,675	225,802
	Loews Corporation		3,408	285,011
	Marsh & McLennan Companies		14,426	417,921
	MBIA, Inc.		3,569	216,781
#	MetLife, Inc.		11,390	559,705
	Ohio Casualty Corporation		12,900	329,595
	Old Republic International Corporation		4,208	110,502
	The Progressive Corporation		4,869	485,391
	Prudential Financial, Inc.		14,556	973,796
	SAFECO Corporation		3,287	180,588
#	The St. Paul Travelers Companies, Inc.		18,605	818,992
	Torchmark Corporation		2,717	142,018
#	UnumProvident Corporation		7,588	145,310
	Willis Group Holdings Limited		2,900	96,164
#	XL Capital Ltd. Class A		3,632	260,850
				13,604,708
REAL ESTATE		5.6%
	Archstone Communities Trust		5,305	$225,463
	Avalonbay Communities, Inc.		1,890	165,488
	Boston Properties, Inc.		2,950	224,643
	Duke Realty Corporation		3,492	118,588
	Equity Office Properties Trust		11,150	395,268
#	Equity Residential		7,642	308,737
	General Growth Properties, Inc.		6,030	277,259
	iStar Financial, Inc.		2,800	119,812
	Kimco Realty Corporation		2,500	164,150
	Plum Creek Timber Company, Inc.		4,786	181,150
	ProLogis Trust		4,938	224,975
	Public Storage, Inc.		2,300	153,525
	Rayonier, Inc.		5,750	327,980
	Simon Property Group, Inc.		6,134	489,125
	Vornado Realty Trust		3,190	282,762
				3,658,925
THRIFTS AND MORTGAGE FINANCE		8.9%
	Countrywide Financial Corporation		15,636	$562,896
	Downey Financial Corporation		4,100	317,504
	Fannie Mae		26,814	1,497,830
	Freddie Mac		19,186	1,214,090
	Golden West Financial Corporation		8,552	556,906
	MGIC Investment Corporation		2,482	170,216
#	New York Community Bancorp, Inc.		5,820	106,855
	Radian Group, Inc.		2,058	106,152
#	Sovereign Bancorp, Inc.		10,027	240,548
#	Washington Mutual, Inc.		24,446	1,038,466
				5,811,463

Total Common Stocks
	(Cost $56,941,398)			$64,722,773

SHORT-TERM INVESTMENTS		11.0%

Commercial Paper		5.9%
\	Alcoa, Inc.
	3.321%, due 08-01-2005		639,023	$638,846
\	Autobahn Funding Corp 4(2)144A
	3.341%, due 08-01-2005		639,023	638,846
\	Countrywide Financial
	3.351%, due 08-01-2005		639,023	638,845
\	Four Winds Funding
	3.381%, due 08-01-2005		639,023	638,843
\	Jacksonville Electric Authority
	3.350%, due 08-04-2005		122,889	122,889
\	Kaiser Foundation Hospital
	3.331%, due 08-01-2005		639,023	638,846
\	Morgan Stanley Dean Witter
	3.383%, due 08-19-2005		491,556	491,556
				3,808,671
Master Note		0.8%
\	Bank of America Sec.
	3.393%, due 08-01-2005		491,556	491,556

Medium Term Notes		3.0%
\	Bear Stearns & Company MTN
	3.411%, due 01-12-2006		491,556	492,030
\	First Tennessee Bank MTN
	3.330%, due 03-21-2006		491,556	491,556
\	General Electric Cap Crp Fd MTN
	3.364%, due ###-##-####		491,556	491,870
\	Sigma Finance, Inc.
	3.330%, due 07-07-2006		491,556	491,507
				1,966,963
Repurchase Agreements		1.1%
\	Bank of America Sec LLC
	Triparty Repurchase Agreement
	3.280%, due 08-01-2005
	collateralized by FNMA
	due 02-15-2008		716,334	716,334
MONEY MARKET		0.2%
	Highmark Diversified Money
	Market Fund, Fiduciary Shares		108,841	108,841
Total Short-Term Investments				$7,092,365
	(Cost $7,092,365)

TOTAL INVESTMENTS		110.6%		71,815,138
	(Cost $64,033,763)
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN		(10.8)%		(6,983,524)
OTHER ASSETS
LESS OTHER LIABILITIES		0.2%		116,250

NET ASSETS		100.0%		$64,947,864

*	Non-income producing
#	Loaned security
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS
July 31, 2005

		Number
		of Shares	Market
		or Par Value	Value

UNDERLYING FUNDS	100.0%

Dow Jones U.S. Financial 100
Plus Fund - Class F		1,787,584	$21,451,009
Dow Jones U.S. Health Care 100
Plus Fund - Class F		1,941,981	23,012,473
PSE Tech 100 Index Fund
- Class F		953,025	22,329,366
Total Common Stocks			66,792,848
(Cost $61,041,796)

TOTAL INVESTMENTS	100.0%		66,792,848
(Cost $61,041,796)
OTHER ASSETS,
LESS OTHER LIABILITIES	0.0%		932

NET ASSETS	100.0%		$66,793,780

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS
July 31, 2005

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.4%
AUTOS & TRANSPORTATION		5.9%
	C. H. Robinson Worldwide, Inc.		48,850	$3,056,544
#	Expeditors International of Washington, Inc.		54,150	2,980,958
#	Gentex Corporation		64,000	1,140,480
				7,177,982
CONSUMER DISCRETIONARY		31.8%
*	Bed Bath & Beyond, Inc.		57,400	$2,634,660
*	The Cheesecake Factory, Inc.		33,775	1,207,794
* #	Chico's FAS, Inc.		94,900	3,806,439
*	Coach, Inc.		99,200	3,482,912
	The Corporate Executive Board Company		29,300	2,363,924
*	Dick's Sporting Goods, Inc.		61,800	2,454,696
*	Electronic Arts, Inc.		43,800	2,522,880
#	Fastenal Company		41,690	2,736,532
* #	Getty Images, Inc.		30,450	2,458,837
	Harman International Industries, Inc.		15,600	1,340,820
* #	O'Reilly Automotive, Inc.		115,600	3,729,256
* #	Panera Bread Company		51,100	2,976,575
#	PETsMART, Inc.		72,725	2,163,569
* #	P.F. Chang's China Bistro, Inc.		29,300	1,669,807
	Whole Foods Market, Inc.		24,375	3,327,431
				38,876,132
FINANCIAL SERVICES		10.9%
* #	Alliance Data Systems Corporation		48,950	$2,083,802
#	The Chicago Mercantile Exchange		9,490	2,856,964
#	Commerce Bancorp, Inc.		55,600	1,886,508
	FactSet Research Systems, Inc.		52,675	1,932,119
*	Fiserv, Inc.		67,800	3,008,286
	Global Payments, Inc.		24,625	1,631,160
				13,398,839
HEALTH CARE		18.1%
	The Cooper Companies, Inc.		26,275	$1,805,093
*	Coventry Health Care, Inc.		49,850	3,525,890
#	Health Management Associates, Inc. - Class A		96,300	2,291,940
*	IDEXX Laboratories, Inc.		42,500	2,697,050
*	Patterson Companies, Inc.		50,155	2,236,913
*	ResMed, Inc.		31,800	2,130,600
*	Stericycle, Inc.		45,550	2,647,366
	Stryker Corporation		50,350	2,723,432
	Varian Medical Systems, Inc.		54,050	2,122,003
				22,180,287
OTHER ENERGY		8.2%
	Apache Corporation		40,955	$2,801,322
	BJ Services Company		37,700	2,299,323
	Smith International, Inc.		27,000	1,834,380
	XTO Energy, Inc.		87,306	3,063,568
				9,998,593
PRODUCER DURABLES		4.9%
	Donaldson Company, Inc.		50,875	$1,657,508
	Joy Global, Inc.		55,250	2,269,117
#	Plantronics, Inc.		61,475	2,099,986
				6,026,611
TECHNOLOGY		19.6%
	Adobe Systems, Inc.		90,800	$2,691,312
*	Amdocs Limited		92,200	2,737,418
	CDW Corporation		35,950	2,228,900
*	Citrix Systems, Inc.		90,400	2,154,232
* #	Cognizant Technology Solutions Corporation		60,275	2,958,297
* #	Intuit, Inc.		32,150	1,543,200
	L-3 Commmunications Holdings, Inc.		37,250	2,914,067
	Linear Technology Corporation		63,250	2,457,895
*	SRA International, Inc.		50,500	1,878,600
* #	Zebra Technologies Corporation		62,225	2,426,775
				23,990,696

Total Common Stocks				$121,649,140
	(Cost $89,376,749)

SHORT-TERM INVESTMENTS		30.8%

Commercial Paper		16.4%
\	Alcoa, Inc.
	3.321%, due 08-01-2005		3,375,109	$3,374,175
\	Autobahn Funding Corp 4(2)144A
	3.341%, due 08-01-2005		3,375,109	3,374,169
\	Countrywide Financial
	3.351%, due 08-01-2005		3,375,109	3,374,166
\	Four Winds Funding
	3.381%, due 08-01-2005		3,375,109	3,374,158
\	Jacksonville Electric Authority
	3.350%, due 08-04-2005		649,059	649,059
\	Kaiser Foundation Hospital
	3.331%, due 08-01-2005		3,375,109	3,374,173
\	Morgan Stanley Dean Witter
	3.383%, due 08-19-2005		2,596,237	2,596,237
				20,116,137
Master Note		2.1%
\	Bank of America Sec.
	3.393%, due 08-01-2005		2,596,237	2,596,237

Medium Term Notes		8.5%
\	Bear Stearns & Company MTN
	3.411%, due 01-12-2006		2,596,237	2,598,738
\	First Tennessee Bank MTN
	3.330%, due 03-21-2006		2,596,237	2,596,237
\	General Electric Cap Crp Fd MTN
	3.364%, due ###-##-####		2,596,237	2,597,894
\	Sigma Finance, Inc.
	3.330%, due 07-07-2006		2,596,237	2,595,979
				10,388,848

Repurchase Agreements		3.1%
\	Bank of America Sec LLC
	Triparty Repurchase Agreement
	3.280%, due 08-01-2005
	Collateralized by FNMA
	due 02-15-2008		3,783,436	3,783,436

MONEY MARKET		0.7%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares			855,581

	Total Short-Term Investments			$37,740,239
	(Cost $37,740,239)

TOTAL INVESTMENTS		130.2%		159,389,379
	(Cost $127,116,988)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(30.1)%		(36,884,658)
OTHER LIABILITIES,LESS OTHER ASSETS
		(0.1)%		(78,967)
NET ASSETS		100.0%		122,425,754

*	Non-income producing
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS
July 31, 2005

			Principal
		Decription	Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES
	97.4%

ARKANSAS	0.3%
		Hot Springs, Arkansas, New Public Housing Authority,
		5.125%, due 06-01-2007	540,000	561,611

GEORGIA	0.5%
		Atlanta, Georgia, New Public Housing Authority,
		5.00%, due 05-01-2007	325,000	336,739

		Augusta, Georgia, New Public Housing Authority,
		3.75%, due 04-01-2007	75,000	76,073

		Macon, Georgia, New Public Housing Authority,
		4.00%, due 11-01-2007	65,000	66,598

		Newnan, Georgia, New Public Housing Authority,
		5.00%, due 04-01-2012	250,000	267,465

GUAM	3.4%
		Guam Power Authority Revenue Bonds, 1999 Series A,
		5.125%, due 10-01-2029	5,000,000	5,271,550
		5.25%, due 10-01-2009	250,000	268,798

ILLINOIS	1.4%
		Chicago, Illinois, New Public Housing Authority,
		3.625%, due 06-01-2006	515,000	518,775

		Peoria, Illinois, New Public Housing Authority,
		5.00%, due 06-01-2012	300,000	320,952
		4.875%, due 10-01-2008	1,380,000	1,457,432

INDIANA	0.3%
		Indianapolis, Indiana, New Public Housing Authority,
		5.125%, due 12-01-2006	400,000	412,448

LOUISIANA	0.1%
		East Baton Rouge, Louisianna, New Public Housing Authority,
		3.75%, due 08-01-2005	105,000	105,000

MASSACHUSETTS	0.7%
		Massachusetts State Housing Finance Agency, Multi-Family
		Housing Bonds, First Issue, 1979 Series A, (Escrowed to Maturity)
		7.00%, due 04-01-2021	870,000	1,140,292

MICHIGAN	0.1%
		Monroe, Michigan, New Public Housing Authority,
		5.125%, due 09-01-2005	100,000	100,193

		Port Huron, Michigan, New Public Housing Authority,	75,000	76,902
		4.00%, due 04-01-2008

NEVADA	0.2%
		Las Vegas, Nevada, New Public Housing Authority,
		5.00%, due 01-01-2012	255,000	272,753

NEW JERSEY	0.4%
		Newark, New Jersey, New Public Housing Authority,
		5.25%, due 04-01-2009	285,000	304,807
		4.50%, due 04-01-2008	250,000	259,513

NEW YORK	0.4%
		New York, New York, New Public Housing Authority,
		5.00%, due 01-01-2012	200,000	213,924
		5.375%, due 01-01-2012	200,000	213,916

		Poughkeepsie, New York, New Public Housing Authority,
		5.25%, due 04-01-2010	225,000	240,489

NORTH CAROLINA	0.4%
		Durham, North Carolina, New Public Housing Authority,
		5.125%, due 12-01-2013	210,000	224,662
		5.00%, due 02-01-2012	400,000	427,892

NORTH DAKOTA	0.3%
		Burleigh County, North Dakota, New Public Housing Authority,
		4.875%, due 01-01-2010	185,000	197,256
		4.875%, due 01-01-2009	200,000	211,402

N MARIANA ISLANDS	0.1%
		Commonwealth of the Northern Mariana Islands General
		Obligation Bonds, Series 1999A, (Public School System
		Projects), 5.125%, due 10-01-2008	100,000	105,186

OHIO	0.8%
		Youngstown, Ohio, New Public Housing Authority,
		5.00%, due 05-01-2012	300,000	320,967
		5.00%, due 05-01-2011	500,000	534,830
		4.875%, due 05-01-2010	200,000	213,810
		4.875%, due 05-01-2009	250,000	265,562

OREGON	0.1%
		Portland, Oregon, New Public Housing Authority,
		5.375%, due 02-01-2007	100,000	103,654

PENNSYLVANIA	0.4%
		Allentown, Pennsylvania, New Public Housing Authority,
		4.875%, due 05-01-2011	270,000	288,806
		Clinton County, Pennsylvania, New Public Housing Authority,
		5.25%, due 11-01-2007	200,000	210,310
		York, Pennsylvania, New Public Housing Authority,
		5.00%, due 08-01-2005	100,000	100,000

PUERTO RICO	6.5%
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding, Unrefunded Balance
		5.125%, due 07-01-2030	1,215,000	1,289,564
		5.25%, due 07-01-2027	755,000	805,449
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding
		5.125%, prerefunded 07-01-2011 at 100	1,975,000	2,163,751
		5.25%, prerefunded 07-01-2011 at 100	1,205,000	1,328,175
		Commonwealth of Puerto Rico, General Obligation Unlimited,
		5.375%, prerefunded 07-01-2007 at 101.5	340,000	360,944
		Commonwealth of Puerto Rico General Obligation Unlimited,
		Series A,
		5.50%, due 07-01-2020	1,000,000	1,164,750
		5.50%, due 07-01-2017	1,060,000	1,222,509
		Commonwealth of Puerto Rico, Highway & Transportation,
		Grant Antic Revenue
		5.00%, due 09-15-2020	780,000	841,659
		Commonwealth of Puerto Rico, Highway & Transportation, Series E
		5.50%, due 07-01-2023	1,120,000	1,333,338

SOUTH CAROLINA	0.1%
		Marion, South Carolina, New Public Housing Authority,
		4.875%, due 09-01-2010	200,000	213,838

TENNESSEE	0.1%
		Nashville, Tennessee, New Public Housing Authority,
		5.00%, due 08-01-2010	190,000	203,216

TEXAS	0.4%
		Waco, Texas, New Public Housing Authority,
		4.875%, due 12-01-2012	200,000	214,052
		4.875%, due 12-01-2009	340,000	363,824
		4.875%, due 12-01-2006	100,000	102,788

VIRGIN ISLANDS	1.5%
		Virgin Islands Water and Power Authority Revenue Bonds,
		Water System Revenue Refunding,
		5.25%, due 07-01-2012	255,000	276,711
		Virgin Islands Water and Power Authority Revenue Bonds,
		Electric System Revenue,
		5.00%, due 07-01-2010	470,000	505,941
		5.00%, due 07-01-2009	1,500,000	1,598,475

WISCONSIN	78.9%
		Appleton, Wisconsin, Redevelopment Authority
		Fox Cities Performing Arts Project,
		4.85%, due 09-01-2019	435,000	450,486
		4.75%, due 09-01-2017	360,000	373,838
		Ashland, Wisconsin, Housing Authority Student Housing
		Revenue, Northland College Project,
		5.10%, due 04-01-2018	500,000	505,915
		Ashwaubenon, Wisconsin, Community Development
		Authority Lease Revenue, Arena Project, Series A,
		5.80%, prerefunded 06-01-2009 at 100	1,370,000	1,503,000
		5.70%, prerefunded 06-01-2009 at 100	350,000	382,721
		5.60%, prerefunded 06-01-2009 at 100	100,000	108,991
		5.20%, prerefunded 06-01-2009 at 100	200,000	215,116
		Ashwaubenon, Wisconsin, Community Development
		Authority Revenue Refunding, Arena Project,
		5.00%, due 06-01-2023	900,000	947,214
		5.20%, due 06-01-2022	500,000	536,745
		5.05%, due 06-01-2019	1,005,000	1,071,782
		4.70%, due 06-01-2015	500,000	524,975
		Burlington, Wisconsin, Racine and Walworth Counties,
		Community Development Lease Revenue Refunding,
		Series 2005,
		4.10%, due 04-01-2017	750,000	744,472
		4.00%, due 04-01-2016	200,000	198,620
		Clintonville, Wisconsin, Redevelopment Authority
		Lease Revenue Bonds,
		4.40%, due 06-01-2021	75,000	75,762
		4.30%, due 06-01-2020	75,000	75,434
		4.25%, due 06-01-2019	75,000	75,380
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 08-01-1999
		5.125%, due 06-01-2019	1,595,000	1,670,699
		5.10%, due 06-01-2017	2,430,000	2,543,189
		5.00%, due 06-01-2014	215,000	225,821
		4.70%, due 06-01-2009	150,000	156,882
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 12-01-2002
		4.00%, due 06-01-2012	100,000	102,277
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 11-01-2003
		3.65%, due 06-01-2013	200,000	198,646
		3.30%, due 06-01-2011	175,000	172,982
		3.00%, due 06-01-2010	125,000	122,165
		Cudahy, Wisconsin, Community Development Authority
		Lease Revenue Refunding, Series 2005
		3.25%, due 06-01-2011	250,000	245,052
		3.00%, due 06-01-2010	250,000	241,560
		Eau Claire, Wisconsin, Housing Authority Housing Revenue
		Refunding, London Hill Townhouses Project, Series A,
		6.25%, due 05-01-2015	605,000	605,532
		Fontana-on-Geneva Lake, Wisconsin (Walworth County)
		Redevelopment Lease Revenue Series 2005
		4.375%, due 06-01-2022	500,000	494,980
		4.20%, due 06-01-2018	100,000	98,726
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue, Tax Increment District No. 7, Series A,
		5.40%, prerefunded 09-01-2008 at 100	3,275,000	3,494,425
		5.30%, prerefunded 09-01-2008 at 100	100,000	106,408
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue, Tax Increment District No. 7,
		4.875%, due 09-01-2019	1,000,000	1,036,930
		4.75%, due 09-01-2017	1,250,000	1,298,050
		4.55%, due 09-01-2014	1,000,000	1,033,320
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue Refunding, Tax Increment District No. 7,
		4.50%, due 09-01-2018	2,000,000	2,044,960
		4.35%, due 09-01-2016	1,000,000	1,013,350
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue Refunding, Tax Increment District No. 6,
		5.00%, due 10-01-2019	50,000	52,620
		5.00%, due 10-01-2018	50,000	52,759
		Glendale, Wisconsin Community Development Authority Lease
		Revenue, Series 2004A, (Bayshore Public Parking Facility),
		5.00%, due 10-01-2024	1,500,000	1,596,270
		Grant County, Wisconsin, Housing Authority Revenue
		Refunding, Orchard Manor Project,
		5.35%, due 07-01-2026	1,000,000	1,021,270
		5.25%, due 07-01-2018	500,000	509,695
		Green Bay/Brown County Professional Football Stadium
		District Sales Tax Revenue, Lambeau Field Renovation Project,
		5.00%, due 02-01-2019	2,500,000	2,631,025
		4.90%, due 02-01-2016	1,000,000	1,052,560
		4.85%, due 02-01-2015	1,020,000	1,074,723
		Green Bay, Wisconsin, Housing Authority Housing Revenue
		Refunding Student Housing, University Village
		Housing, Inc. Project,
		6.00%, due 04-01-2017	160,000	168,114
		Green Bay, Wisconsin, Housing Authority Housing Revenue
		Student Housing, University Village Housing, Series A
		5.125%, due 04-01-2021	75,000	76,489
		Green Bay, Wisconsin, Redevelopment Authority
		Lease Revenue, Convention Center Project, Series A,
		5.10%, due 06-01-2029	1,000,000	1,038,630
		Green Bay, Wisconsin, Redevelopment Authority
		Revenue, Bellin Memorial Hospital Project, Series A,
		5.50%, due 02-15-2021	400,000	413,724
		Jackson, Wisconsin, Community Development Authority Revenue
		Refunding,
		5.10%, due 12-01-2017	725,000	740,363
		4.90%, due 12-01-2013	100,000	103,338
		4.35%, due 12-01-2008	100,000	101,794
		Johnson Creek, Wisconsin, Community Development
		Authority, Lease Revenue Bond, Tax Incremental District # 2,
		4.85%, due 12-01-2022	200,000	209,618
		Kenosha, Wisconsin, Housing Authority Multifamily Housing,
		Revenue GNMA Collateralized, Villa Ciera Project, Series A,
		6.00%, due 11-20-2041	1,000,000	1,048,490
		Lake Delton, Wisconsin, Community Development
		Authority Multifamily Revenue, GNMA Collateralized, Woodland
		Park Project,
		5.40%, due 02-20-2043	250,000	258,075
		Little Chute, Wisconsin, Community Development Authority Lease Revenue,
		5.625%, prerefunded 03-01-2006 at 100	500,000	508,145
		Little Chute, Wisconsin, Community Development
		Authority Lease Revenue Refunding Bonds, Series 2004,
		4.35%, due 03-01-2018	200,000	204,596
		4.25%, due 03-01-2017	200,000	203,886
		Madison, Wisconsin, Community Development Authority Revenue
		Quarters, 2nd Mortgage,
		5.875%, (variable after 07-01-2011), due 07-01-2016	195,000	193,980
		Madison, Wisconsin, Community Development Authority
		Revenue, Meriter Retirement Services, Inc. Project,
		6.125%, due 12-01-2019	1,500,000	1,502,400
		Madison, Wisconsin, Community Development Authority
		Revenue, Fluno Center Project,
		5.00%, due 11-01-2020	3,050,000	3,159,312
		4.10%, due 11-01-2008	35,000	36,210
		Mayville, Wisconsin Community Development Lease Revenue
		Refunding, Series 2005,
		4.15%, due 04-01-2017	175,000	175,245
		3.90%, due 04-01-2015	200,000	199,832
		3.80%, due 04-01-2014	300,000	299,331
		3.65%, due 04-01-2013	175,000	174,298
		Medford, Wisconsin, Community Development Lease Revenue
		Refunding, Series 2004A,
		4.60%, due 12-01-2021	245,000	249,072
		4.55%, due 12-01-2020	230,000	233,671
		4.25%, due 12-01-2019	220,000	223,364
		Middleton, Wisconsin, Community Development Authority Lease
		Revenue, Series A,
		4.55%, due 10-01-2018	500,000	517,585
		4.35%, due 10-01-2017	1,630,000	1,672,298
		2.90%, due 10-01-2007	100,000	99,583
		Milwaukee, Wisconsin, Redevelopment Authority Development
		Revenue Refunding, 2430 West Wisconsin Avenue Project,
		3.60%, due 03-01-2014	310,000	307,058
		3.50%, due 03-01-2013	645,000	639,472
		3.40%, due 03-01-2012	480,000	475,522
		3.25%, due 03-01-2011	500,000	492,960
		3.00%, due 03-01-2010	230,000	226,992
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue Refunding YMCA of Metropolitan Milwaukee
		Inc. Project,
		5.10%, due 12-01-2023	1,000,000	1,012,850
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue Refunding Marquette University Project,
		4.35%, due 11-01-2018	500,000	511,200
		4.25%, due 11-01-2017	1,000,000	1,020,590
		4.15%, due 11-01-2016	1,275,000	1,296,497
		Milwaukee, Wisconsin Redevelopment Authority Mortgage
		Revenue Refunding Schlitz Park Project, Series A,
		5.50%, due 01-01-2017	2,740,000	2,726,108
		Milwaukee, Wisconsin Redevelopment Authority Mortgage
		Revenue Refunding Schlitz Park Project, Series B,
		5.60%, due 01-01-2015	2,190,000	2,198,629
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue YWCA of Greater Milwaukee Project, Series A,
		5.30%, due 06-01-2029	1,800,000	1,872,054
		5.25%, due 06-01-2019	430,000	446,791
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue YWCA of Greater Milwaukee Project, Series B,
		5.20%, due 06-01-2029	355,000	369,253
		5.15%, due 06-01-2019	200,000	208,460
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue Summerfest Project,
		4.95%, due 08-01-2020	1,250,000	1,318,187
		4.85%, due 08-01-2017	500,000	524,355
		4.80%, due 08-01-2016	500,000	524,390
		4.70%, due 08-01-2015	500,000	520,925
		Milwaukee, Wisconsin, Redevelopment Authority
		Milwaukee School of Engineering Project, Series B,
		3.50%, due 07-01-2009	250,000	252,365
		Milwaukee, Wisconsin, Redevelopment Authority
		Revenue Bonds, Milwaukee Public Schools-Neighborhood
		Schools Initiative,
		4.125%, due 08-01-2018	2,010,000	2,028,412
		4.10%, due 08-01-2017	1,000,000	1,012,250
		4.00%, due 08-01-2016	1,000,000	1,008,180
		3.80%, due 08-01-2014	1,000,000	1,004,800
		3.65%, due 08-01-2013	2,000,000	2,004,120
		3.25%, due 08-01-2011	1,000,000	990,320
		4.00%, due 08-01-2010	50,000	51,576
		Muskego Wisconsin Community Development Authority
		Community Development Lease Revenue, Series 2003,
		4.00%, due 06-01-2018	75,000	73,302
		3.90%, due 06-01-2017	110,000	107,143
		3.80%, due 06-01-2016	100,000	96,333
		Neenah, Wisconsin Community Development Authority Lease
		Revenue, Series 2004A,
		4.70%, due 12-10-2028	1,250,000	1,270,700
		5.125%, due 12-01-2023	1,000,000	1,073,920
		4.30%, due 12-10-2020	1,000,000	1,017,650
		New Berlin Wisconsin Housing Authority Revenue
		Capital Appreciation, Apple Glen Project, Series A,
		Zero %, due 05-01-2010	70,000	52,467
		Zero %, due 11-01-2009	65,000	55,795
		Zero %, due 05-01-2009	70,000	50,202
		Zero %, due 11-01-2007	65,000	57,447
		Zero %, due 05-01-2007	70,000	63,624
		New Berlin, Wisconsin Housing Authority Revenue
		Refunding, Apple Glen Project, Series A,
		6.70%, due 11-01-2017	1,210,000	1,224,326
		North Fond du Lac. Wisconsin Redevelopment Lease Revenue
		Refunding, Series 2005,
		4.35%, due 12-01-2017	325,000	324,061
		Oak Creek, Wisconsin Housing Authority Revenue
		Refunding, Wood Creek Project,
		5.625%, due 07-20-2029	2,205,000	2,212,607
		5.50%, due 07-20-2019	1,000,000	1,003,400
		Oak Creek, Wisconsin Housing Authority Revenue
		Capital Appreciation, Wood Creek Project,
		Zero %, due 01-20-2014	60,000	37,119
		Zero %, due 07-20-2013	125,000	79,828
		Zero %, due 01-20-2013	125,000	82,112
		Zero %, due 01-20-2012	65,000	44,945
		Zero %, due 07-20-2011	125,000	88,832
		Zero %, due 01-20-2011	125,000	91,412
		Zero %, due 07-20-2007	50,000	44,079
		Oconto Falls, Wisconsin Community Deveopement
		Authority Revenue, Oconto Falls Tissue, Inc. Project,
		7.75%, due 12-01-2022	800,000	638,416
		Oconto Falls, Wisconsin Community Development
		Authority Development Revenue,
		8.125%, due 12-01-2022	1,400,000	1,136,114
		Onalaksa, Wisconsin, Community Development
		Authority Lease Revenue,
		4.15%, due 10-01-2016	200,000	204,440
		4.00%, due 10-01-2015	100,000	101,669
		3.90%, due 10-01-2014	100,000	101,535
		3.65%, due 10-01-2012	100,000	100,561
		Oostburg, Wisconsin Community Development
		Authority Lease Revenue,
		4.40%, due 05-01-2022	110,000	110,639
		4.35%, due 05-01-2001	105,000	105,612
		Oshkosh, Wisconsin Housing Authority Revenue,
		GNMA Collateralized, VNA Assisted Living Inc. Project,
		5.75%, due 09-20-2038	1,260,000	1,277,098
		5.45%, due 09-20-2017	125,000	126,800
		Schofield, Wisconsin Community Development Authority,
		Redevelopment Lease Revenue Refunding Bond, Series 2004
		4.60%, due 10-01-2017	100,000	103,920
		4.50%, due 10-01-2015	100,000	104,095
		Sheboygan, Wisconsin Housing Authority Multifamily
		Revenue Refunding, GNMA Collateralized, Lake Shore
		Apartments Project, Series A,
		5.10%, due 11-20-2026	1,000,000	1,009,520
		Shorewood Wisconsin Community Development
		Authority Lease Revenue Refunding, Arena Project,
		4.35%, due 12-01-2006	150,000	152,946
		Slinger, Wisconsin Redevelopment Authority
		Lease Revenue Refunding,
		4.70%, due 09-01-2012	400,000	407,036
		Southeast Wisconsin Professional Baseball Park District
		League Capital Appreciation Certificate of Participation,
		Zero %, due 12-15-2017	1,000,000	595,200
		Zero %, due 12-15-2015	970,000	637,513
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue, Series 1996,
		5.80%, prerefunded 03-13-2007 at 101	280,000	295,854
		5.70%, prerefunded 03-13-2007 at 101	150,000	158,258
		5.75%, prerefunded 03-13-2007 at 101	1,095,000	1,156,145
		5.45%, prerefunded 03-13-2007 at 101	50,000	52,549
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue Refunding, Series A,
		5.50%, due 12-15-2026	2,210,000	2,591,800
		5.50%, due 12-15-2018	250,000	289,085
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue, Series 2001A,
		5.10%, due 12-15-2029	170,000	178,391
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue Refunding, Junior Lien, Series B
		5.50%, due 12-15-2009	615,000	670,621
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue,
		5.875%, prerefunded 12-15-2009 at 100	135,000	149,602
		Sturgeon Bay, Wisconsin Waterfront Redevelopment
		Authority Lease Revenue Series A,
		5.20%, due 10-01-2021	1,000,000	1,042,490
		Sturgeon Bay, Wisconsin Waterfront Redevelopment
		Authority Lease Revenue Series B-ACA-CBI,
		5.15%, due 10-01-2020	500,000	508,560
		5.00%, due 10-01-2017	1,000,000	1,015,110
		Sun Prairie, Wisconsin Community Development
		Authority Lease Revenue, Series 2003,
		4.50%, due 08-01-2021	150,000	153,950
		4.40%, due 08-01-2020	150,000	154,382
		Sun Prairie, Wisconsin Community Development Lease
		Revenue, Series 2005,
		(Tax Incremental District No. 8),
		4.35%, due 08-01-2022	975,000	982,078
		4.30%, due 08-01-2021	975,000	982,098
		Verona, Wisconsin Community Development Authority Lease Revenue Series A,
		5.50%, due 06-01-2017	445,000	456,784
		Verona, Wisconsin (Dane County), Community Development
		Authority Community Development Lease Revenue,
		4.25%, due 12-01-2021	50,000	49,939
		4.20%, due 12-01-2020	50,000	49,885
		4.00%, due 12-01-2018	50,000	49,336
		3.90%, due 12-01-2017	100,000	98,265
		3.80%, due 12-01-2016	100,000	97,920
		Verona, Wisconsin, Community Development Authority,
		Community Development Lease Revenue, 2004 Series,
		4.85%, due 02-01-2022	200,000	209,062
		4.80%, due 02-01-2020	100,000	104,104
		Walworth County, Wisconsin Housing Authority Housing
		Revenue, FHA, Kiwanis Heritage Senior Apartments Project,
		5.70%, due 03-01-2039	460,000	469,531
		Waterford, Wisconsin Community Development Lease Revenue
		Refunding, Series 2005,
		4.65%, due 10-01-2020	750,000	765,675
		Watertown, Wisconsin Community Development
		Authority Redevelopment Lease Revenue, Series A,
		5.00%, due 05-01-2018	750,000	759,375
		4.80%, due 05-01-2008	75,000	77,055
		Waukesha, Wisconsin Housing Authority Revenue
		Refunding, Oak Hills Terrace Project,
		5.45%, due 06-01-2027	2,000,000	2,003,900
		Waukesha, Wisconsin Redevelopment Authority
		Development Revenue, GNMA Collateralized,
		Avalon Square, Inc. Project,
		5.00%, due 06-20-2021	1,000,000	1,059,350
		Waupaca, Wisconsin, Community Development Authority,
		Community Lease Revenue Bond, Series A,
		4.60%, due 04-01-2017	300,000	312,384
		4.50%, due 04-01-2016	100,000	103,403
		Waupaca, Wisconsin, Community Development
		Authority, Lease Revenue, Series 2003A,
		4.50%, due 04-01-2017	200,000	204,808
		4.40%, due 04-01-2016	200,000	203,506
		4.20%, due 04-01-2014	100,000	101,767
		Wauwatosa, Wisconsin Housing Capital Appreciation Revenue
		Refunding, Hawthorne Terrace Project, Series A,
		Zero %, due 11-01-2010	100,000	73,716
		Zero %, due 05-01-2010	105,000	79,686
		Zero %, due 11-01-2009	100,000	78,194
		Zero %, due 05-01-2009	105,000	84,518
		Zero %, due 11-01-2008	100,000	83,305
		Zero %, due 05-01-2008	105,000	89,967
		Zero %, due 05-01-2006	105,000	101,005
		Zero %, due 11-01-2005	100,000	98,850
		Wauwatosa, Wisconsin Housing Authority Revenue
		Refunding, Hawthorne Terrace Project, Series A,
		6.70%, due 11-01-2022	495,000	494,951
		6.70%, due 11-01-2019	1,060,000	1,072,476
		Wauwatosa, Wisconsin Redevelopment Authority
		Lease Revenue,
		5.65%, due 12-01-2015	750,000	793,118
		4.95%, due 12-01-2005	135,000	135,995
		West Bend, Wisconsin Redevelopment Authority
		Lease Revenue,
		4.65%, due 10-01-2028	250,000	252,408
		4.60%, due 10-01-2025	150,000	152,183
		4.55%, due 10-01-2024	250,000	254,058
		4.50%, due 10-01-2003	250,000	253,863
		Weston, Wisconsin Community Development
		Authority Lease Revenue,
		4.45%, due 10-01-2019	500,000	509,230
		4.35%, due 10-01-2018	500,000	505,800
		Weston, Wisconsin Community Development Lease Revenue, Series 2004A,
		4.70%, due 10-01-2021	1,230,000	1,270,627
		4.40%, due 10-01-2018	500,000	508,275
		4.25%, due 10-01-2017	200,000	201,806
		4.10%, due 10-01-2016	500,000	500,735
		Weston, Wisconsin Community Development Lease Revenue, Series 2004B,
		4.75%, due 10-01-2023	140,000	144,080
		4.75%, due 10-01-2022	130,000	134,285
		Winnebago County, Wisconsin Housing Authority 1st Mortgage
		Revenue Refunding, Section 8 Assisted Housing Project,
		5.625%, due 05-01-2010	135,000	129,803
		5.625%, due 05-01-2009	125,000	121,040
		5.625%, due 05-01-2008	120,000	117,151
		5.625%, due 05-01-2007	115,000	113,798
		5.625%, due 05-01-2006	105,000	104,624
		Winnebago County, Wisconsin Housing Authority Housing
		Revenue, Series A,
		7.125%, due 03-01-2022	380,000	380,407
		6.875%, due 03-01-2012	150,000	150,144
		Wisconsin Center District Junior Dedicated Tax Revenue,
		Series B,
		5.75%, prerefunded 12-15-2006 at 101	3,590,000	3,769,428
		5.70%, prerefunded 12-15-2006 at 101	3,235,000	3,394,518
		Wisconsin Center District Capital Appreciation Senior
		Dedicated Tax Revenue,
		Zero %, due 12-15-2026	2,500,000	914,975
		Wisconsin Center District Junior Dedicated Tax Revenue Refunding,
		5.25%, due 12-15-2023	1,010,000	1,143,199
		Wisconsin Dells, Wisconsin Community Development
		Authority Lease Revenue,
		5.00%, due 09-01-2024	110,000	114,237
		Wisconsin Housing Finance Authourity Revenue,
		6.10%, prerefunded 12-01-2017 at 100	1,190,000	1,365,620
		6.10%, prerefunded 12-01-2017 at 100	1,285,000	1,474,640
		Wrightstown, Wisconsin Community Development
		Authority Revenue,
		6.00%, prerefunded 06-01-2008 at 100	300,000	323,787
	Total Long-Term Tax-Exempt Securities			$156,334,579
	(Cost $150,948,398)

SHORT-TERM TAX-EXEMPT SECURITIES
	1.8%

DEMAND NOTES	1.8%
		Milwaukee, Wisconsin Redevelopment Authority Development
		Revenue, Kennedy II Assoc. Ltd.
		3.25%, semi-annual reset, due 12-01-2010	895,000	895,000
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue, Library Hill Project,
		2.35%, weekly reset, due 08-01-2023	395,000	395,000
		Milwaukee, Wisconsin Redevelopment Authority
		Lease Revenue, University of Wisconsin, Kenilworth Project,
		2.35%, monthly reset, due 09-01-2040	1,000,000	1,000,000
		Waukesha, Wisconsin Redevelopment Authority Revenue
		Womens Center, Inc. Project,
		2.45%, weekly reset, due 03-01-2033	600,000	600,000
	Total Demand Notes			2,890,000

MONEY MARKET	0.0%
		AIM Tax-Free Investments Co.- Cash Reserve Portfolio,
		Private Class	4,643	4,643

	Total Short-Term Tax-Exempt Securities			2,894,643
	(Cost $2,894,643)

Total Investments	99.2%			159,229,222
	(Cost $153,843,041)
Other Assets, Less Other Liabilities				1,320,036
	0.8%
Net Assets	100.0%			$160,549,258

Percentages shown are a percent of net assets

North Track Funds, Inc.
Cash Reserve Fund

Schedule of Investments
July 31, 2005

	Principal			Maturity	Interest
	Amount			Date	Rate		Value

U.S. Government Agency Securities			27.2%

Federal Home Loan Bank("FHLB")
	3,790,000	FHLB Note		05/15/06	2.250%		$3,743,538
	1,000,000	FHLB Note		03/17/06	2.400%		992,507
	3,000,000	FHLB Note		03/13/06	2.500%		2,981,689
	5,465,000	FHLB Note		03/06/06	5.125%		5,514,036
	4,000,000	FHLB Note		02/24/06	2.500%		3,973,050
	2,000,000	FHLB Note		02/17/06	2.260%		1,985,835
	1,000,000	FHLB Note		12/30/05	1.700%		992,745
	1,890,000	FHLB Note		12/06/05	1.875%		1,879,799
	2,000,000	FHLB Note		11/04/05	2.020%		1,994,750
	500,000	FHLB Note		10/11/05	4.560%		501,492
	500,000	FHLB Note		10/04/05	4.550%		501,342
	2,000,000	FHLB Note		08/26/05	1.500%		1,998,389
	2,000,000	FHLB Note		08/18/05	6.875%		2,003,041
	1,700,000	FHLB Note		08/17/05	2.125%		1,699,557
		Total Federal Home Loan Bank					30,761,770

Federal Home Loan Mortgage Corporation ("FHLMC")
	4,000,000	FHLMC Note		02/15/06	1.875%		3,967,083
	1,218,000	FHLMC Note		01/15/06	5.250%		1,225,934
#	2,381,000	FHLMC Note		09/15/05	2.875%		2,381,357
		Total Federal Home Loan Mortgage Corporation					7,574,374

Federal National Mortgage Association ("FNMA")
	3,500,000	FNMA Note		04/03/06	2.150%		3,465,870
	4,000,000	FNMA Note		12/15/05	6.000%		4,042,058
	2,100,000	FNMA Note		10/15/05	2.875%		2,098,636
#	1,550,000	FNMA Note		09/21/05	1.500%		1,546,796
		Total Federal National Mortgage Association					11,153,360

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES						49,489,504

Corporate Securities			73.1%

Bonds and Notes			11.3%
	2,500,000	American Honda Finance		12/06/05	3.305%	(a)	2,500,000
		Private Placement
\	282,284	Bear Stearns & Company		01/12/06	3.411%		282,556
		Medium Term Notes
	4,050,000	Citigroup, Inc.		12/01/05	6.750%		4,088,361
		Global Notes
	4,985,000	Diago Capital PLC		08/15/05	6.125%		4,992,384
		Global Notes
\	282,284	First Tennessee Bank		03/21/06	3.330%		282,284
		Medium Term Notes
	4,000,000	FleetBoston Financial Corporation		09/15/05	7.250%		4,022,432
		Global Notes
\	282,284	General Electric Capital Corporation		03/29/06	3.364%		282,464
		Medium Term Notes
\	282,284	Sigma Finance, Inc.		07/07/06	3.330%		282,256
		Medium Term Notes
	1,825,000	Wells Fargo & Company		11/01/05	7.000%		1,842,757
		Domestic Notes
	2,000,000	Wells Fargo & Company		08/24/05	7.250%		2,006,074
		Global Notes
		Total Corporate Bonds and Notes					20,581,568

Commercial Paper			61.8%
\	366,969	Alcoa, Inc.		08/01/05	3.321%		366,868
	2,200,000	American General Finance Corporation		09/14/05	3.240%		2,191,288
	1,000,000	American General Finance Corporation		08/26/05	3.330%		997,688
	1,300,000	American General Finance Corporation		08/19/05	3.220%		1,297,907
	3,500,000	American General Finance Corporation		08/09/05	3.110%		3,497,581
	3,000,000	American Honda Finance		08/05/05	3.220%		2,998,927
	4,000,000	American Express Credit Corporation		08/04/05	3.130%		3,998,957
	4,000,000	American Express Credit Corporation		08/30/05	3.370%		3,989,141
\	366,969	Autobahn Funding Corp 4(2)144A		08/01/05	3.341%		366,867
	2,500,000	Bear Steanrs & Company		09/20/05	3.420%		2,488,125
	1,500,000	Bear Steanrs & Company		08/17/05	3.160%		1,497,894
	4,000,000	Bear Steanrs & Company		08/01/05	3.220%		4,000,000
	4,000,000	ChevronTexaco Corporation		08/12/05	3.220%		3,996,064
	4,000,000	ChevronTexaco Corporation		08/08/05	3.230%		3,997,488
\	366,969	Countrywide Financial		08/01/05	3.351%		366,867
	3,400,000	Danske Corporation		08/11/05	3.150%		3,397,025
	4,000,000	Danske Corporation		08/02/05	3.130%		3,999,652
	4,000,000	DuPont Corporation		09/19/05	3.330%		3,981,870
	2,000,000	DuPont Corporation		09/01/05	3.330%		1,994,265
\	366,969	Four Winds Funding		08/01/05	3.381%		366,866
	2,000,000	General Electric Capital Corporation		09/16/05	3.330%		1,991,490
	4,000,000	General Electric Capital Corporation		08/29/05	3.330%		3,989,640
	2,000,000	General Electric Capital Corporation		08/23/05	3.230%		1,996,052
	4,000,000	Harley-Davidson Funding		08/16/05	3.300%		3,994,500
	3,000,000	HSBC Finance Corporation		08/31/05	3.350%		2,991,625
	2,000,000	HSBC Finance Corporation		08/30/05	3.330%		1,994,635
	3,000,000	HSBC Finance Corporation		08/18/05	3.160%		2,995,523
\	70,571	Jacksonville Electric Authority		08/04/05	3.350%		70,571
\	366,969	Kaiser Foundation Hospital		08/01/05	3.331%		366,867
	4,000,000	LaSalle Bank		09/07/05	3.370%		3,986,145
	4,000,000	LaSalle Bank		09/01/05	3.185%		3,989,030
	4,000,000	Marshall & Ilsley Corporation		09/06/05	3.390%		3,986,440
	4,000,000	Marshall & Ilsley Corporation		08/25/05	3.320%		3,991,147
\	282,284	Morgan Stanley Dean Witter		08/19/05	3.383%		282,284
	4,000,000	Prudential Funding Corporation		08/03/06	3.220%		3,999,284
	2,600,000	Royal Bank of Scotland		10/06/05	3.500%		2,583,317
	4,000,000	Toyota Motor Credit		09/22/05	3.350%		3,980,644
	3,500,000	Toyota Motor Credit		09/02/05	3.210%		3,490,013
	2,500,000	UBS Finance (Delaware) LLC		09/19/05	3.450%		2,488,260
	3,900,000	UBS Finance (Delaware) LLC		08/22/05	3.310%		3,892,470
	1,900,000	Verizon Network Funding		08/23/05	3.410%		1,896,041
	4,000,000	Verizon Network Funding		08/10/05	3.300%		3,996,700
		Total Commercial Paper					112,744,018

	TOTAL CORPORATE SECURITIES						133,325,586

Short Term Securities			1.7%
			0.2%
Master Note
\	282,284	Bank of America Secuities		08/01/05	3.393%		282,284

Money Market			0.0%

	194	Highmark Diversified Money Market Fund,					194
		Fiduciary Shares

Repurchase Agreements			0.2%
\	411,366	Bank of America Sec LLC		08/01/05	3.280%		411,366
		Triparty Repurchase Agreement
		3.280%, due 08-01-2005
		collateralized by FNMA
		due 02-15-2008

Euro Dollar Time Deposit			1.3%
	2,412,000	National City Bank of Cleveland
		Grand Cayman Branch		08/01/05	3.190%		2,412,000

		Total Euro Dollar Time Deposit

	TOTAL SHORT TERM SECURITIES						3,105,844

TOTAL INVESTMENTS, AT AMORTIZED COST				102.0%			185,920,934
LESS COLLATERAL HELD FOR SECURITIES ON LOAN				(2.2)%			(4,010,400)
OTHER ASSETS LESS OTHER LIABILITIES				0.2%			352,784
NET ASSETS				100.0%			$182,263,318

#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities
(a)	Variable rate at 3 Month US Libor less 3.5 basis points, resets monthly on the 6th

Investment Transactions —

Net unrealized appreciation (depreciation) on securities held by the Funds and the total cost of securities (excluding tax adjustments) as of July 31, 2005, were as follows:

			Dow Jones	Dow Jones	Dow Jones
	S&P 100	PSE Tech 100	Equity Income	U.S. Health Care	U.S. Financial
	Index	Index	100 Plus	100 Plus	100 Plus

Gross unrealized appreciation	71,239,971	90,484,297	386,510	16,980,509	9,605,792
Gross unrealized depreciation	(33,897,282)	(199,569,115)	(80,707)	(6,114,295)	(1,824,417)
Net unrealized appreciation (depreciation)	$37,342,689	$(109,084,818)	$305,803	$10,866,214	$7,781,375

Cost of investments	$140,491,177	$557,870,067	$8,018,432	$70,643,905	$56,941,398

	Strategic	Geneva	Wisconsin
	Allocation	Growth	Tax-Exempt

Gross unrealized appreciation	5,751,052	32,849,990	6,090,519
Gross unrealized depreciation	-	(577,599)	(704,338)
Net unrealized appreciation (depreciation)	$5,751,052	$32,272,391	$5,386,181

Cost of investments	$61,041,796	$89,376,749	$150,948,398

Futures Contracts —

An analysis of the futures contracts activity for the nine months ended July 31, 2005, in the S&P 100 Plus and PSE Tech 100 Index Funds, respectively, were as follows:

	Number of Contracts	Aggregate Face Value of Contracts
S&P 100 Index Fund:
Outstanding at October 31, 2004	11	$604,505
Contracts opend	456	26,419,155
Contracts closed	(450)	(25,969,075)
Outstanding at July 31, 2005	17	$1,054,585

Market value of contracts at July 31, 2005		$1,051,280

PSE Tech 100 Index Fund:
Outstanding at October 31, 2004	6	$882,110
Contracts opend	209	32,108,290
Contracts closed	(204)	(31,215,240)
Outstanding at July 31, 2005	11	$1,775,160

Market value of contracts at July 31, 2005		$1,772,650

The number of financial futures contracts and the gross unrealized appreciation (depreciation) at July 31, 2005, for each Fund were as follows:

	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 100 Index Fund:
S&P 500 E-Mini Index Futures	17	$(3,305)
expiring September 2005

PSE Tech 100 Index Fund:
NASDAQ 100 Index Futures
expiring September 2005	11	$(2,510)

Securities Lending

As of July 31, 2005

	Market Value
	Loaned Securities	Collateral
S&P 100 Index Fund	8,075,810	8,435,340
PSE Tech 100 Index Fund	76,196,764	79,537,287
Dow Jones Equity Income 100 Plus Fund	0	0
Dow Jones U.S. Health Care 100 Plus Fund	6,015,749	6,218,455
Dow Jones U.S. Financial 100 Plus Fund	6,761,685	6,983,524
Strategic Allocation Fund	0	0
Geneva Growth Fund	35,793,244	36,884,658
Wisconsin Tax-Exempt Fund	0	0
Cash Reserve Fund	3,941,876	4,010,400

Item 2. Controls and Procedures

(a) Disclosure Controls and Procedures. The Registrant's management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report on Form N-Q. Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and recorded within the applicable time periods.

(b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit

3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 16th day of September, 2005.

NORTH TRACK FUNDS, INC.

By:	/s/ David G. Stoeffel
David G. Stoeffel, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 16th day of September, 2005.

By:	/s/ David G. Stoeffel
David G. Stoeffel, President (Principal Executive Officer)

By:	/s/ Franklin P. Ciano
Franklin P. Ciano, Chief Financial Officer and Treasurer (Principal Financial Officer)

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